Asset retirement, restoration and environmental obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 314,919	$ 266,319
Additions	56,375	13,979
Write-offs	(710)
Reversals	(1)
Payments	(17,785)	(12,383)
Divestments	(31,878)
Foreign exchange effects	(39,368)	11,917
Interest accrual	26,058	26,969
Remeasurement discount rate	(28,224)	8,118
Balance at the end of the year	279,386	314,919
Current liabilities	47,561	33,718
Non-current liabilities	231,825	281,201
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	253,533
Additions	54,968
Write-offs
Reversals
Payments	(13,552)
Divestments	(31,702)
Foreign exchange effects	(26,440)
Interest accrual	22,096
Remeasurement discount rate	(18,495)
Balance at the end of the year	240,408	253,533
Current liabilities	40,555
Non-current liabilities	199,853
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	54,265
Additions	1,407
Write-offs	(710)
Reversals	(1)
Payments	(4,233)
Divestments	(176)
Foreign exchange effects	(11,153)
Interest accrual	3,445
Remeasurement discount rate	(10,685)
Balance at the end of the year	32,159	54,265
Current liabilities	3,935
Non-current liabilities	28,224
Dams Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	7,121
Additions
Write-offs
Reversals
Payments
Divestments
Foreign exchange effects	(1,775)
Interest accrual	517
Remeasurement discount rate	956
Balance at the end of the year	6,819	$ 7,121
Current liabilities	3,071
Non-current liabilities	$ 3,748